Operations and reorganization (Details)				1 Months Ended			8 Months Ended	12 Months Ended
		Apr. 17, 2014 shares	Apr. 29, 2013 USD ($) shares	Apr. 30, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	May. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) Vote	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Apr. 30, 2013
Operations and reorganization
Proceeds from IPO	[1]								$ 306,491,000
Interest expense								$ 0	2,838,000		$ 6,709,000
Amount due to SINA							$ 24,279,000 [2]	12,188,000	24,279,000	[2]
Repayment of amount due to SINA								2,863,000	269,042,000	[1]	159,816,000	[1]
SINA
Operations and reorganization
Interest expense									2,838,000		6,709,000
Interest waived											8,500,000
Amount due to SINA							24,279,000	12,188,000	24,279,000
Repayment of amount due to SINA								$ 2,863,000	276,614,000		159,816,000
SINA | Weibo Interactive
Operations and reorganization
Cash consideration for the remaining 45% equity interest											4,600,000
SINA | Amount due to SINA
Operations and reorganization
Interest rate, minimum								2.55%
Interest rate, maximum								3.05%
Interest expense								$ 0	2,800,000		6,700,000
Interest waived			$ 8,500,000
Amount due to SINA			$ 250,000,000		$ 285,200,000		24,300,000	$ 12,200,000	$ 24,300,000		285,200,000
Interest payable					$ 4,800,000						$ 4,800,000
Repayment of amount due to SINA							$ 276,600,000
SINA | Transfer of Equity Interest in Weibo Interactive
Operations and reorganization
Percentage of equity interest transferred to Group					100.00%
Consideration for transfer of equity interest to Group					$ 10,100,000
Alibaba | SINA
Operations and reorganization
Number of ordinary shares acquired by investor | shares		23,990,778
Class A ordinary shares
Operations and reorganization
Shares issued from conversion of preferred shares (in shares) | shares				30,046,154
Number of votes each share is entitled to | Vote								1
Number of Class A shares converted from Class B shares								1
Class A ordinary shares | Alibaba
Operations and reorganization
Issuance of shares (in shares) | shares			4,800,000
Number of ordinary shares acquired by investor | shares		29,990,778
Class A ordinary shares | Alibaba | SINA
Operations and reorganization
Number of ordinary shares acquired by investor | shares		21,067,300
Class B ordinary shares
Operations and reorganization
Number of votes each share is entitled to | Vote								3
IPO | Class A ordinary shares
Operations and reorganization
Issuance of shares (in shares) | shares				19,320,000
Proceeds from IPO				$ 306,500,000
IPO | Class A ordinary shares | Alibaba
Operations and reorganization
Number of ordinary shares acquired by investor | shares		6,000,000
Weimeng
Operations and reorganization
Percentage of Direct/Indirect Economic Interest in VIEs								100.00%
Weibo Interactive
Operations and reorganization
Percentage of Direct/Indirect Economic Interest in VIEs								100.00%
Weibo HK
Operations and reorganization
Percentage of Direct/Indirect Economic Interest								100.00%
Weibo Technology
Operations and reorganization
Percentage of Direct/Indirect Economic Interest								100.00%
SINA | Weibo Interactive
Operations and reorganization
Equity interest percentage owned by parent													55.00%
SINA | Weibo Interactive
Operations and reorganization
Remaining equity interest acquired (as a percent)						45.00%
Cash consideration for the remaining 45% equity interest						$ 4,635,000

[1]	The above consolidated statements of cash flows present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[2]	The above consolidated balance sheets present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).